Earnings (Loss) Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014
Earnings Per Share [Line Items]
Net income (loss) for basic and diluted earnings (loss) per share available to common shareholders from continuing operations	$ (208)	$ (304)	$ (5,873)
Fair Value, Option, Changes in Fair Value, Loss (Gain)	(430)	80	377
Interest Expense, Debt	75
Net Income (Loss) Available to Common Stockholders, Diluted	$ (563)	$ (304)	$ (5,873)
Weighted-average number of shares outstanding (000's) - basic and diluted	526,303,000	527,684,000	525,168,000
Weighted Average Number Diluted Shares Outstanding Adjustment	125,000,000
Weighted Average Number of Shares Outstanding, Diluted	651,303,000	527,684,000	525,168,000
Basic and diluted loss per share from continuing operations (usd per share)	$ (0.40)	$ (0.58)	$ (11.18)
Basic and diluted loss per share from discontinued operations (usd per share)	$ (0.86)	$ (0.58)	$ (11.18)
Options Outstanding, In-The-Money	811,996
Restricted Share Units (RSUs)
Earnings Per Share [Line Items]
Number of options settled upon vesting by the issuance of new common shares	27,669,815